Financial Instruments and Risk Management - Schedule of Expected Contractual Maturities (Details) - EUR (€) € in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Expected Contractual Maturities [Line Items]
Carrying amount		€ 12,394	€ 26,195
Contractual cash flows		11,583	32,067
Total Financial Liabilities		636	765
Warrants [member]
Schedule of Expected Contractual Maturities [Line Items]
Carrying amount	[1]	177	765
Contractual cash flows	[1]
Trade payables [Member]
Schedule of Expected Contractual Maturities [Line Items]
Carrying amount		2,838	11,015
Contractual cash flows		2,838	11,015
Amounts Owed Tor Related Parties [Member]
Schedule of Expected Contractual Maturities [Line Items]
Carrying amount		5,086	2,113
Contractual cash flows		5,086	2,113
Loans and borrowings [Member]
Schedule of Expected Contractual Maturities [Line Items]
Carrying amount		2,384	1,326
Contractual cash flows		2,384	1,326
Other Payables [Member]
Schedule of Expected Contractual Maturities [Line Items]
Carrying amount		1,000	192
Contractual cash flows		1,000	192
Lease liabilities [member]
Schedule of Expected Contractual Maturities [Line Items]
Carrying amount		273	10,784
Contractual cash flows		275	16,923
Derivatives: Convertible notes [Member]
Schedule of Expected Contractual Maturities [Line Items]
Carrying amount		636
Contractual cash flows
Loan Advanced [Member]
Schedule of Expected Contractual Maturities [Line Items]
Carrying amount
Contractual cash flows			498
Not later than one year [member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities		6,340	16,487
Not later than one year [member] | Warrants [member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities	[1]
Not later than one year [member] | Trade payables [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities		2,838	11,015
Not later than one year [member] | Amounts Owed Tor Related Parties [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities			2,113
Not later than one year [member] | Loans and borrowings [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities		2,384	1,326
Not later than one year [member] | Other Payables [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities		1,000	192
Not later than one year [member] | Lease liabilities [member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities		119	1,343
Not later than one year [member] | Derivatives: Convertible notes [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Not later than one year [member] | Loan Advanced [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities			498
Later than one year and not later than two years [member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities		108	1,918
Later than one year and not later than two years [member] | Warrants [member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities	[1]
Later than one year and not later than two years [member] | Trade payables [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than one year and not later than two years [member] | Amounts Owed Tor Related Parties [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than one year and not later than two years [member] | Loans and borrowings [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than one year and not later than two years [member] | Other Payables [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than one year and not later than two years [member] | Lease liabilities [member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities		108	1,918
Later than one year and not later than two years [member] | Derivatives: Convertible notes [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than one year and not later than two years [member] | Loan Advanced [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than two years and not later than three years [member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities		48	2,298
Later than two years and not later than three years [member] | Warrants [member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities	[1]
Later than two years and not later than three years [member] | Trade payables [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than two years and not later than three years [member] | Amounts Owed Tor Related Parties [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than two years and not later than three years [member] | Loans and borrowings [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than two years and not later than three years [member] | Other Payables [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than two years and not later than three years [member] | Lease liabilities [member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities		48	2,298
Later than two years and not later than three years [member] | Derivatives: Convertible notes [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than two years and not later than three years [member] | Loan Advanced [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than five years [member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities			11,364
Later than five years [member] | Warrants [member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities	[1]
Later than five years [member] | Trade payables [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than five years [member] | Amounts Owed Tor Related Parties [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than five years [member] | Loans and borrowings [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than five years [member] | Other Payables [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than five years [member] | Lease liabilities [member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities			11,364
Later than five years [member] | Derivatives: Convertible notes [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities
Later than five years [member] | Loan Advanced [Member]
Schedule of Expected Contractual Maturities [Line Items]
Total Financial Liabilities

[1]	contractual cash flows for warrants and convertible promissory notes are €nil because both instruments will be settled in shares.